Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Segment Information

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	501,375	77,692	39,045	-	618,112
Financial income	3,327,526	77,888	(3,296)	942,849	4,344,966
Total revenue and financial income	3,828,901	155,580	35,749	942,849	4,963,079
Transaction expenses	(146,698)	(35,332)	(5,161)	(6,148)	(193,339)
Interest and Other financial expenses	(1,398,010)	(96,145)	-	(848,808)	(2,342,963)
Credit loss allowance expenses	(1,179,121)	(1,426)	-	-	(1,180,547)
Adjusted gross profit	1,105,072	22,677	30,588	87,894	1,246,230

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	231,243	81,211	25,274	-	337,728
Financial income	2,216,135	10,411	1,338	309,332	2,537,216
Total revenue and financial income	2,447,378	91,622	26,612	309,332	2,874,944
Transaction expenses	(139,708)	(18,292)	323	(403)	(158,080)
Interest and Other financial expenses	(936,041)	(36,323)	(25)	(284,969)	(1,257,358)
Credit loss allowance expenses	(614,700)	-	-	-	(614,700)
Adjusted gross profit	756,929	37,007	26,910	23,960	844,806

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	943,502	155,476	71,875	-	1,170,853
Financial income	6,283,412	144,591	(2,327)	1,615,886	8,041,562
Total revenue and financial income	7,226,914	300,067	69,548	1,615,886	9,212,415
Transaction expenses	(282,741)	(85,166)	(7,140)	(4,732)	(379,779)
Interest and Other financial expenses	(2,710,202)	(175,906)	-	(1,449,699)	(4,335,807)
Credit loss allowance expenses	(2,152,653)	(1,915)	-	-	(2,154,567)
Adjusted gross profit	2,081,318	37,080	62,408	161,455	2,342,262

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	545,079	148,438	45,558	-	739,075
Financial income	3,971,117	18,976	2,384	497,634	4,490,112
Total revenue and financial income	4,516,196	167,414	47,942	497,634	5,229,187
Transaction expenses	(290,729)	(50,689)	15	(1,194)	(342,596)
Interest and Other financial expenses	(1,658,453)	(61,601)	(51)	(467,486)	(2,187,591)
Credit loss allowance expenses	(1,094,836)	-	-	-	(1,094,836)
Adjusted gross profit	1,472,178	55,124	47,906	28,955	1,604,164

Schedule of Revenue and Financial Income Reconciliation

June 30, 2026
Net revenue from transaction activities and other services	618,112
Financial income	4,344,966
Total reportable segments	4,963,079
Inter-segment revenues, adjustments or reclassifications (1)	(841,381)
Total revenue and financial income	4,121,698

(1)	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses and Institutional segments for R$ (841,381).

June 30, 2025
Net revenue from transaction activities and other services	337,728
Financial income	2,537,216
Total reportable segments	2,874,944
Inter-segment revenues, adjustments or reclassifications (1)	(406,275)
Total revenue and financial income	2,468,669

(1)	Represents eliminations of inter-segment revenue from funding transactions between the Financial Services and Institutional segments for R$ (370,155).

June 30, 2026
Net revenue from transaction activities and other services	1,170,853
Financial income	8,041,562
Total reportable segments	9,212,415
Inter-segment revenues, adjustments or reclassifications (1)	(1,578,289)
Total revenue and financial income	7,634,126

(1)	Represents eliminations of inter-segment revenue from funding transactions between Consumer banking, Small and Medium-Sized Businesses and Institutional segments for R$ (1,578,289).

June 30, 2025
Net revenue from transaction activities and other services	739,075
Financial income	4,490,112
Total reportable segments	5,229,187
Inter-segment revenues, adjustments or reclassifications (1)	(696,588)
Total revenue and financial income	4,532,599

(1)	Represents eliminations of inter-segment revenue from funding transactions between Consumer Banking and Institutional segments for R$ (635,370).

Schedule of Reconciliation from Segment Adjusted Gross profit to Profit Before Income Taxes	c) Reconciliation from segment adjusted gross profit to profit before income taxes

June 30, 2025
Adjusted gross profit - Total reportable segments	844,806
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(125,098)
Marketing expenses	(98,277)
Personnel expenses	(325,217)
Administrative expenses	(98,900)
Depreciation and amortization	(107,145)
Other expenses	(10,250)
Other income	26,139
Profit before income taxes	106,058

June 30, 2026
Adjusted gross profit - Total reportable segments	2,342,262
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(344,442)
Marketing expenses	(422,018)
Personnel expenses	(630,313)
Administrative expenses	(277,689)
Depreciation and amortization	(237,004)
Other expenses	(30,347)
Other income	89,664
Profit before income taxes	490,113

June 30, 2025
Adjusted gross profit - Total reportable segments	1,604,164
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(238,000)
Marketing expenses	(252,514)
Personnel expenses	(585,539)
Administrative expenses	(162,014)
Depreciation and amortization	(210,837)
Other expenses	(21,475)
Other income	48,889
Profit before income taxes	182,674